                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2001
                                                       -----------------

      Check here if Amendment [ ]: Amendment Number:
                                                     ---------------
                        This Amendment (Check only one):

                          |_| is a restatement
                          |_| adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:             Claiborne Capital Management, L.P.
Address:          411 West Putnam Avenue
                  Greenwich, CT  06830


Form 13F File Number:28-
                     ---------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Kevin Becker
Title:            Chief Investment Officer
Phone:            (203) 625-6600
Signature, Place and Date of Signing:

 /s/ Kevin Becker              411 West Putnam Avenue,         February 19, 2002
-----------------------        Greenwich
                               Connecticut 06830

Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT

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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:           0



Form 13F Information Table Entry Total:      92



Form 13F Information Table Value Total:      $397,371 (thousands)



List of Other Included Managers:             None

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         Column 1                       Column 2    Column 3    Column 4       Column 5          Column 6 Column 7   Column 8
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                                                                                                 Invest-
                                                                                                 ment     Other
          Name of                       Class         CUSIP      Value       Shrs or  SH/  Put/  discre-  mana-    Voting authority
          Issuer                        Title                   (x$1000)     prn amt. PRN  Call  tion     gers      Sole Shared None
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
ACE Ltd                          ORD               G0070K103      $6,826     170,000 SH         sole     none     Yes
Airgate PCS Inc                  COM               009367103        $569      12,500 SH         sole     none     Yes
Alcoa Inc.                       COM               013817101      $7,110     200,000 SH         sole     none     Yes
Aluminum Corp China Ltd.         SPON ADR H SHS    022276109      $4,413     252,442 SH         sole     none     Yes
American Express Co              COM               025816109      $9,815     275,000 SH         sole     none     Yes
AMR Corp.                        COM               001765106      $2,230     100,000 SH         sole     none     Yes
AnnTaylor Stores Corp            COM               036115103      $2,804      80,100 SH         sole     none     Yes
Autozone Inc                     COM               053332102        $359       5,000 SH         sole     none     Yes
BellSouth Corp                   COM               079860102      $7,630     200,000 SH         sole     none     Yes
Boeing Co                        COM               097023105      $7,756     200,000 SH  CALL   sole     none     Yes
Boise Cascade Corp               COM               097383103      $4,421     130,000 SH         sole     none     Yes
Calpine Corporation              COM               131347106      $4,617     275,000 SH         sole     none     Yes
Capstone Turbine Corp            COM               14067D102      $1,515     280,000 SH         sole     none     Yes
Circuit City Store Inc           COM Circuit City
                                      Group        172737108      $5,839     225,000 SH         sole     none     Yes
Compaq Computer Corp.            COM               204493100      $3,660     375,000 SH         sole     none     Yes
Constellation Energy Group Inc.  COM               210371100      $2,655     100,000 SH         sole     none     Yes
Continental Airls Inc.           CL B              210795308      $2,621     100,000 SH         sole     none     Yes
Crown Castle Intl Corp           COM               228227104      $4,422     414,000 SH         sole     none     Yes
Cummins Inc                      COM               231021106      $3,083      80,000 SH         sole     none     Yes
Disney Walt Co.                  COM               254687106      $5,180     250,000 SH         sole     none     Yes
Dow Chem Co                      COM               260543103     $14,019     415,000 SH         sole     none     Yes
Dynergy Inc                      CL A              26816Q101      $4,463     175,000 SH         sole     none     Yes
Eastman Chem Co                  COM               277432100      $9,829     251,900 SH         sole     none     Yes
Eloyalty Corp                    COM               290151109         $53      10,000 SH         sole     none     Yes
Exxon Mobil Corp                 COM               30231G102      $8,843     225,000 SH         sole     none     Yes
FleetBoston Finl Corp            COM               339030108      $7,300     200,000 SH         sole     none     Yes
Georgia Pac Corp.                COM GA PAC GRP    373298108      $5,522     200,000 SH         sole     none     Yes
Goldman Sachs Group, Inc.        COM               38141G104      $4,638      50,000 SH         sole     none     Yes
Goody's Family Clothing Inc      COM               382588101        $105      25,000 SH         sole     none     Yes
Great Atlantic & Pac Tea Inc.    COM               390064103      $5,232     220,000 SH         sole     none     Yes
Gtech Hldgs Corp                 COM               400518106        $226       5,000 SH         sole     none     Yes
Gymboree Corp                    COM               403777105        $775      65,000 SH         sole     none     Yes
Halliburton Co.                  COM               406216101      $1,334     101,800 SH  CALL   sole     none     Yes
Hasbro Inc.                      COM               418056107      $8,764     540,000 SH         sole     none     Yes
Honeywell Intl, Inc.             COM               438516106      $3,382     100,000 SH         sole     none     Yes
Host Marriott Corp New           COM               44107P104      $1,350     150,000 SH         sole     none     Yes
ICN Pharmaceuticals Inc.         COM               448924100      $6,700     200,000 SH  CALL   sole     none     Yes
IMC Global Inc                   COM               449669100      $3,250     250,000 SH         sole     none     Yes
Infineon Technologies AG         SPONSORED ADR     45662N103      $4,068     200,400 SH         sole     none     Yes
Instinet Group Inc.              COM               457750107      $5,553     552,500 SH         sole     none     Yes
Intl Paper Co.                   COM               460146103      $9,281     230,000 SH         sole     none     Yes
Invision Technologies Inc.       COM               461851107        $745      25,000 SH         sole     none     Yes
JDS Uniphase Corp                COM               46612J101      $2,083     240,000 SH         sole     none     Yes
JP Morgan Chase & Co.            COM               46625H100      $4,362     120,000 SH         sole     none     Yes
Kimberly Clark Corp              COM               494368103      $2,392      40,000 SH         sole     none     Yes

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
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         Column 1                       Column 2    Column 3    Column 4       Column 5          Column 6 Column 7   Column 8
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                                                                                                 Invest-
                                                                                                 ment     Other
          Name of                       Class         CUSIP      Value       Shrs or  SH/  Put/  discre-  mana-    Voting authority
          Issuer                        Title                   (x$1000)     prn amt. PRN  Call  tion     gers      Sole Shared None
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
Liberty Media Corp New             COM SER A        530718105      $5,390     385,000 SH         sole     none     Yes
Linens N Things Inc.               COM              535679104        $204       8,000 SH         sole     none     Yes
Lockheed Martin Corp               COM              539830109      $9,334     200,000 SH         sole     none     Yes
Louisiana Pac Corp                 COM              546347105      $1,865     221,000 SH         sole     none     Yes
Lucent Technologies Inc.           COM              549463107      $5,355     850,000 SH         sole     none     Yes
Mattel Inc.                        COM              577081102      $5,504     320,000 SH         sole     none     Yes
McDonalds Corp                     COM              580135101      $6,882     260,000 SH         sole     none     Yes
MCG Capital Corp                   COM              58047P107      $4,984     280,000 SH         sole     none     Yes
Merck & Co. Inc.                   COM              589331107      $8,820     150,000 SH         sole     none     Yes
Meristar Hospitality Corp          COM              58984Y103      $1,420     100,000 SH         sole     none     Yes
Methanex Corp                      COM              59151K108      $1,468     265,000 SH         sole     none     Yes
Metris Cos Inc                     COM              591598107      $6,428     250,000 SH         sole     none     Yes
Micron Technology, Inc.            COM              595112103      $1,550      50,000 SH         sole     none     Yes
Mirant Corp                        COM              604675108      $6,809     425,000 SH         sole     none     Yes
Montana Power Co                   COM              612085100      $2,875     500,000 SH         sole     none     Yes
Motorola Inc.                      COM              620076109      $3,755     250,000 SH         sole     none     Yes
Nextcard Inc.                      COM              65332K107        $661   1,271,500 SH         sole     none     Yes
NTL Inc.                           COM              629407107        $733     780,000 SH         sole     none     Yes
Nucor Corp                         COM              670346105      $4,237      80,000 SH         sole     none     Yes
Office Depot Inc                   COM              676220106      $3,986     215,000 SH         sole     none     Yes
Oracle Corp                        COM              68389X105      $6,214     449,966 SH         sole     none     Yes
PEP Boys Manny Moe & Jack          COM              713278109      $5,745     335,000 SH         sole     none     Yes
Pharmacia Corp                     COM              71713U102      $6,398     150,000 SH         sole     none     Yes
Phelps Dodge Corp.                 COM              717265102      $6,804     210,000 SH         sole     none     Yes
Pier 1 Imports Inc.                COM              720279108      $4,092     236,000 SH         sole     none     Yes
PMI Group Inc                      COM              69344M101      $3,351      50,000 SH         sole     none     Yes
Polo Ralph Lauren Corp             CL A             731572103        $401      15,000 SH         sole     none     Yes
Providian Finl Corp                COM              74406A102      $1,172     330,000 SH         sole     none     Yes
Quiksilver Inc                     COM              74838C106        $172      10,000 SH         sole     none     Yes
Radian Group Inc.                  COM              750236101      $6,443     150,000 SH         sole     none     Yes
Radioshack Corp.                   COM              750438103      $5,870     195,000 SH         sole     none     Yes
Raytheon Co.                       COM              755111507      $3,247     100,000 SH         sole     none     Yes
Rite Aid Corp                      COM              767754104      $3,542     700,000 SH         sole     none     Yes
SBC Communications Inc             COM              78387G103      $5,876     150,000 SH         sole     none     Yes
Schering Plough Corp.              COM              806605101      $5,372     150,000 SH         sole     none     Yes
Sears, Roebuck & Co.               COM              812387108      $5,955     125,000 SH         sole     none     Yes
Solectron Corp.                    COM              834182107      $2,256     200,000 SH         sole     none     Yes
Sovereign Bancorp Inc.             COM              845905108      $4,651     380,000 SH         sole     none     Yes
Stilwell Finl Inc.                 COM              860831106      $3,696     135,800 SH         sole     none     Yes
Target Corp                        COM              87612E106      $3,079      75,000 SH         sole     none     Yes
Tyson Foods Inc.                   CL A             902494103      $2,368     205,000 SH         sole     none     Yes
USX-U S Stl                        COM              90337T101      $1,811     100,000 SH         sole     none     Yes
Washington Mut Inc.                COM              939322103      $6,540     200,000 SH         sole     none     Yes
Weyerhaeuser Co.                   COM              962166104      $9,464     175,000 SH         sole     none     Yes
Whirlpool Corp                     COM              963320106        $367       5,000 SH         sole     none     Yes
Williams Sonoma Inc                COM              969904101        $215       5,000 SH         sole     none     Yes
XL Cap Ltd.                        CL A             G98255105      $8,222      90,000 SH         sole     none     Yes
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REPORT SUMMARY                     92 data records               $397,371
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